EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Distributions Made to Partners
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2025	2024	2023
Limited partners	$448	$452	$440
Holders of:
Redeemable/Exchangeable Partnership Units	793	799	781
Special LP Units	7	8	8
FV LTIP of the Operating Partnership	1	1	2
Total distributions	$1,249	$1,260	$1,231
Per unit(1)	$1.20	$1.34	$1.40
(1)Per unit outstanding on the record date for each.